Statutory Reserve (Details Narrative)	Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Approximate annual statutory surplus reserve fund percentage	10.00%
Aggregate approximate registered capital percentage	50.00%
Tang Dynasty Investment Group Limited [Member]
Approximate annual statutory surplus reserve fund percentage	10.00%
Aggregate approximate registered capital percentage	50.00%